UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                               1536 Holmes Street
                          Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                               1536 Holmes Street
                          Livermore, California 94550


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                  Date of reporting period: February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

 Shares                                                               Value
 ------                                                               -----

           COMMON STOCKS                          94.2%
           MAJOR GOLD PRODUCERS                   30.9%
  225,000  AngloGold Ashanti Ltd. ADR                               $ 9,551,250
   75,000  Barrick Gold Corp.                                         3,579,750
  270,000  Gold Fields Ltd. ADR                                       4,149,900
  500,050  Goldcorp, Inc.                                            24,252,425
  500,000  Kinross Gold Corp.                                         5,540,000
  116,500  Newmont Mining Corp.                                       6,920,100
                                                                  -------------
                                                                     53,993,425
                                                                  -------------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS   37.0%
  161,860  Agnico-Eagle Mines Ltd.                                    5,875,518
  250,000  Alacer Gold Corp.*                                         2,412,957
   91,250  AuRico Gold, Inc.*                                           894,562
   50,000  AuRico Gold, Inc.*^                                          489,500
  500,000  Centerra Gold, Inc.                                       10,056,092
  550,000  Eldorado Gold Corp.                                        8,420,500
  504,800  IAMGOLD Corp.                                              7,632,576
  200,000  New Gold, Inc.*                                            2,340,000
  140,000  Randgold Resources Ltd. ADR                               16,062,200
  600,000  Yamana Gold, Inc.                                         10,416,000
                                                                  -------------
                                                                     64,599,905
                                                                  -------------
           JUNIOR GOLD PRODUCERS                   8.9%
  227,000  Argonaut Gold Ltd.*                                        2,236,849
  250,000  Aurizon Mines Ltd.*                                        1,330,000
  500,000  B2Gold Corp.*                                              2,061,751
  291,200  Claude Resources, Inc.*                                      356,109
  305,500  Dundee Precious Metals, Inc.*                              3,136,975
  281,011  Kingsgate Consolidated Ltd.                                2,067,410
  250,000  Perseus Mining Ltd.*                                         727,677
  500,000  Petaquilla Minerals Ltd.*                                    303,199
  100,000  Primero Mining Corp.*                                        282,985
  610,000  San Gold Corp.*                                            1,041,892
  200,000  SEMAFO, Inc.                                               1,342,160
  255,000  Wesdome Gold Mines Ltd.                                      577,290
                                                                  -------------
                                                                     15,464,297
                                                                  -------------
           EXPLORATION AND DEVELOPMENT COMPANIES   8.1%
  500,000  Amarillo Gold Corp.*                                         565,971
  240,000  Andina Minerals, Inc.*                                       194,047
  400,000  Argentex Mining Corp.*                                       236,000
2,190,000  Avala Resources Ltd.*                                      2,722,422
  342,700  Edgewater Exploration Ltd.*                                  166,250
3,500,000  Indochine Mining Ltd.*                                       619,343

  300,000  MAG Silver Corp.*                                        $ 2,904,644
  275,000  Malbex Resources, Inc.*                                      100,056
  700,000  Millrock Resources, Inc.*                                    254,687
  295,000  Ocean Park Ventures Corp.*                                    68,573
  300,000  Sabina Silver Corp.*                                         973,268
  350,000  South American Silver Corp.*                                 654,404
  350,000  Strategic Metals Ltd.*                                       491,687
3,523,045  Sutter Gold Mining, Inc.*                                    623,107
  100,000  Tahoe Resources, Inc.*                                     2,134,519
  500,000  Torex Gold Resources, Inc.*                                1,172,368
   95,900  Vista Gold Corp.*                                            339,486
                                                                  -------------
                                                                     14,220,832
                                                                  -------------
           PRIMARY SILVER PRODUCERS                6.3%
  225,000  Fortuna Silver Mines, Inc.*                                1,573,602
   48,075  Pan American Silver Corp.                                  1,204,279
  216,599  Silver Wheaton Corp.                                       8,292,253
                                                                  -------------
                                                                     11,070,134
                                                                  -------------
           OTHER                                   3.0%
   14,800  Franco-Nevada Corp.                                          653,955
   65,000  Royal Gold, Inc.                                           4,514,250
                                                                  -------------
                                                                      5,168,205
                                                                  -------------

           TOTAL COMMON STOCKS
             (Cost $46,261,334)                                     164,516,798
                                                                  -------------

           EXCHANGE TRADED FUNDS                   5.2%
   55,000  SPDR Gold Trust*                                           9,035,950
                                                                  -------------

           TOTAL EXCHANGE TRADED FUNDS
             (Cost $2,431,550)                                        9,035,950
                                                                  -------------

           WARRANTS                                0.0%
  250,000  Amarillo Gold Corp.*+#
             Exercise Price 2.00 CAD, Exp. 10/29/2012                        --
   33,000  Kinross Gold Corp.*
             Exercise Price $21.29, Exp. 9/17/2014                       32,685
   40,000  Primero Mining Corp.*
             Exercise Price 8.00 CAD, Exp. 7/20/2015                     12,532
   58,333  Silver Range Resources Ltd.*
             Exercise Price 0.85 CAD, Exp. 2/10/2013                     25,351
  100,000  Yukon-Nevada Gold Corp.*
             Exercise Price 3.00 CAD, Exp. 6/20/2012                        758
                                                                  -------------

           TOTAL WARRANTS
             (Cost $223,327)                                             71,326
                                                                  -------------

           SHORT-TERM INVESTMENT                   0.8%
1,383,002  UMB Money Market Fiduciary, 0.01%                          1,383,002
                                                                  -------------

           TOTAL SHORT-TERM INVESTMENT
             (Cost $1,383,002)                                        1,383,002
                                                                  -------------

           TOTAL INVESTMENTS
             (Cost $50,299,213)                  100.2%           $ 175,007,076

           LIABILITIES LESS OTHER ASSETS         (0.2)%                (288,509)
                                                                  -------------

           TOTAL NET ASSETS                      100.0%           $ 174,718,567
                                                                  =============

ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Canadian security traded on U.S. stock exchange.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

SUMMARY OF INVESTMENTS BY COUNTRY


   Country                                             Percent of
                                                       Investment
                                         Value         Securities
  Australia                         $  3,414,430           1.9%
  Canada                             119,975,994          68.6
  Jersey                              16,062,200           9.2
  South Africa                        13,701,150           7.8
  United States(1)                    21,853,302          12.5
                                    -------------------------------

  Total                             $175,007,076         100.0%
                                    ===============================


(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets:



----------------------------------------- ---------------- ------------ ------------ --------------
SECTOR                                        LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
----------------------------------------- ---------------- ------------ ------------ --------------
COMMON STOCKS
----------------------------------------- ---------------- ------------ ------------ --------------

  Major Gold Producers                        $53,993,425     $ --          $ --        $53,993,425
----------------------------------------- ---------------- ------------ ------------  -------------

  Intermediate/Mid-Tier Gold Producers         64,599,905       --            --         64,599,905
----------------------------------------- ---------------- ------------ ------------  -------------

  Junior Gold Producers                        15,464,297       --            --         15,464,297
----------------------------------------- ---------------- ------------ ------------  -------------

  Exploration and Development Companies        14,220,832       --            --         14,220,832
----------------------------------------- ---------------- ------------ ------------  -------------

  Primary Silver Producers                     11,070,134       --            --         11,070,134
----------------------------------------- ---------------- ------------ ------------  -------------

  Other                                         5,168,205       --            --          5,168,205
----------------------------------------- ---------------- ------------ ------------  -------------

EXCHANGE TRADED FUNDS                           9,035,950       --            --          9,035,950
----------------------------------------- ---------------- ------------ ------------  -------------

SHORT-TERM INVESTMENT                           1,383,002       --            --          1,383,002
----------------------------------------- ---------------- ------------ ------------  -------------
WARRANTS
----------------------------------------- ---------------- ------------ ------------  -------------

  Major Gold Producers                             32,685       --            --             32,685
----------------------------------------- ---------------- ------------ ------------  -------------

  Junior Gold Producers                            13,290       --            --             13,290
----------------------------------------- ---------------- ------------ ------------  -------------

  Exploration and Development Companies            25,351       --            --             25,351
----------------------------------------- ---------------- ------------ ------------  -------------
TOTAL                                        $175,007,076     $ --          $ --       $175,007,076

----------------------------------------- ---------------- ------------ ------------  -------------

     The Fund held one Level 2 security at February 29, 2012, which was a set of warrants fair valued by the Adviser at zero, in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. There were no Level 3 securities as of February 29, 2012. There were no significant transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     Federal Income Taxes - The Fund complies with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     The Accounting for Uncertainty in Income Taxes ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 29, 2012.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2008-2011 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 29, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     Derivative Instruments - Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund acquired no warrants during the period ended February 29, 2012. At February 29, 2012, the Fund held warrants as listed on the Schedule of Investments.

NOTE 3. FEDERAL INCOME TAX INFORMATION

     At February 29, 2012, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:


           Cost of investments . . . . . . . . . . . . . . . $   52,633,441
                                                             ==============
           Unrealized appreciation . . . . . . . . . . . . . $  125,872,854
           Unrealized depreciation . . . . . . . . . . . . .     (3,499,219)
                                                             --------------
           Net unrealized appreciation on investments. . . . $  122,373,635
                                                             ==============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ Gregory M. Orrell
     ---------------------
      Gregory M. Orrell
      President

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gregory M. Orrell
      ---------------------
       Gregory M. Orrell
       President

Date: April 24, 2012

By:  /s/ Jacklyn Orrell
     -------------------
      Jacklyn Orrell
      Treasurer

Date: April 24, 2012